Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue by Geographical Markets

The Company's sales are derived from sales of electronic products and services. The following is the Company’s revenue by geographical markets during the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Spain	€7,397,108	€10,886,713	€26,566,549
Europe	1,598,591	1,679,395	3,609,252
Rest of the world	420,920	537,571	970,575
	€9,416,619	€13,103,679	€31,146,376